Trade and Other Receivables	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Trade and Other Receivables
6.	Trade and Other Receivable s
Trade and other receivables as at December 31, 2019 and 2020, are as follows:

	December 31, 2019
(In millions of Korean won)	Total amounts		Provision for impairment		Present value discount		Carrying amount
Current assets
Trade receivables	￦	3,451,107	￦	(291,202)	￦	(9,510)	￦	3,150,395
Other receivables		2,787,144		(78,572)		(271)		2,708,301

	￦	6,238,251	￦	(369,774)	￦	(9,781)	￦	5,858,696

Non-current assets
Trade receivables	￦	874,860	￦	(4,117)	￦	(43,597)	￦	827,146
Other receivables		382,468		(5,108)		(22,708)		354,652

	￦	1,257,328	￦	(9,225)	￦	(66,305)	￦	1,181,798

	December 31, 2020
(In millions of Korean won)	Total amounts		Provision for impairment		Present value discount		Carrying amount
Current assets
Trade receivables	￦	3,388,099	￦	(322,992)	￦	(8,977)	￦	3,056,130
Other receivables		1,948,108		(101,619)		(148)		1,846,341

	￦	5,336,207	￦	(424,611)	￦	(9,125)	￦	4,902,471

Non-current assets
Trade receivables	￦	892,992	￦	(4,323)	￦	(34,716)	￦	853,953
Other receivables		513,926		(102,985)		(14,125)		396,816

	￦	1,406,918	￦	(107,308)	￦	(48,841)	￦	1,250,769

The fair values of trade and other receivables with original maturities less than one year equal to their carrying amounts because the discounting effect is immaterial. The fair value of trade and other receivables with original maturities longer than one year, which are mainly from sales of goods, is determined discounting the expected future cash flow at the weighted average interest rate.

Details of changes in provision for impairment for the years ended December 31, 2019 and 2020, are as follows:

	2019				2020
(In millions of Korean won)	Trade receivables		Other receivables		Trade receivables		Other receivables
Beginning balance	￦	359,924	￦	93,822	￦	295,319	￦	83,680
Provision		24,596		35,597		89,097		50,860
Reversal		—		(475)		—		(890)
Written-off or transfer out		(90,513)		(44,108)		(60,598)		(25,067)
Change in consolidation scope		—		—		3,211		87,614
Others		1,312		(1,156)		286		8,407

Ending balance	￦	295,319	￦	83,680	￦	327,315	￦	204,604

Provisions for impairment on trade and other receivables are recognized as operating expenses and finance costs.
Details of other receivables as at December 31, 2019 and 2020, are as follows:

(In millions of Korean won)	December 31, 2019		December 31, 2020
Loans	￦	84,148	￦	116,082
Receivables 1		2,540,315		1,699,608
Accrued income		8,630		6,901
Refundable deposits		352,293		350,180
Loans receivable		105,961		150,527
Finance lease receivables		39,726		64,047
Others		15,560		60,416
Less: Provision for impairment		(83,680)		(204,604)

	￦	3,062,953	￦	2,243,157

1
Settlement receivables of BC Card Co., Ltd., a subsidiary of the Group, of
￦
986,384 million related to debit and credit card transactions are included as at December 31, 2020 (2019:
￦
 1,786,610 million).

The maximum exposure of trade and other receivables to credit risk is the carrying amount of each class of receivables mentioned above as at December 31, 2020.
A portion of the trade receivables is classified as financial assets at fair value through other comprehensive income considering the trade receivables business model for managing the asset and the cash flow characteristics of the contract.